Semiannual Report June 30, 2000

Oppenheimer
Main Street(R) Growth &
Income Fund/VA

A Series of Oppenheimer Variable Account Funds


[logo]OppenheimerFunds(R)
      The Right Way to Invest

Oppenheimer Variable Account Funds--Oppenheimer Main Street(R) Growth & Income Fund/VA

================================================================================
Objective
Oppenheimer Main Street Growth & Income Fund/VA, a series of Oppenheimer Variable Account Funds, seeks high total return, which includes growth in the value of its shares, as well as current income from equity and debt securities.

================================================================================
Narrative by Charles Albers and Nikolaos Monoyios, Co-portfolio Managers
For the six-month period ended June 30, 2000, Oppenheimer Main Street Growth & Income Fund/VA provided a cumulative total return of 0.19%.(1)
         Equity markets demonstrated considerable volatility during the period. Growth-oriented stocks rose sharply during January and February 2000, supported by continued expansion of the U.S. economy, low rates of inflation, growing evidence of global economic recovery and diminishing fears of Y2K-related problems. Because our analysis indicated that growth stocks were significantly overpriced, we maintained a slight tilt toward value in the Fund, as compared to the S&P 500 Index.
         Our disciplined approach paid off in March 2000, when uncertainties associated with rising interest rates led to a sharp downward correction in growth-oriented stocks. In May 2000, as growth stocks became more reasonably priced, we began shifting some of the Fund's assets from the value sector to the growth sector, taking advantage of attractive opportunities among fast-growing technology companies.
         Our quantitative models--which evaluate characteristics of market sectors, as well as individual stocks--guided us to position the Fund effectively in a wide range of industries. In particular, we emphasized energy-related stocks, many of which performed strongly due to steadily rising prices for oil and gas, and consolidations among several of the industry's key players. Our decision to reduce the Fund's position in the consumer-staples sector also proved beneficial to the Fund's performance. In the consumer-staples sector, food and beverage companies suffered from weak global sales.
         On the other hand, we were disappointed by the performance of the Fund's consumer cyclicals, as auto and retailing companies struggled to maintain earnings growth. We began reducing our exposure to this sector during the reporting period.
         Looking ahead, we believe economic fundamentals remain in place to support continued growth in the equities markets. As of the end of the reporting period, we continue to focus on large-cap stocks, which have generally outperformed smaller company stocks for the last decade. Our investment model is beginning to point to growing opportunities among technology-oriented stocks, as prices fall to levels we consider reasonable. We have also begun to observe attractive opportunities among consumer-staples companies, which seem to have rebounded from their previous weak sales. We believe that many of these companies are now well positioned to benefit from strengthening global sales. Our investment discipline is designed to highlight just such opportunities before they are fully appreciated by the rest of the investment community.


Because the stock market can be volatile, the Fund's performance may be subject to substantial short-term changes.
1.Includes changes in net asset value per share and does not include the charges associated with the separate account products which offer this Fund. Such performance is not annualized and would have been lower if such charges were taken into account.

2                Oppenheimer Main Street Growth & Income Fund/VA

Oppenheimer Variable Account Funds--Oppenheimer Main Street(R) Growth & Income Fund/VA

================================================================================
Whatever direction the markets take in the coming months and years, we remain confident that our disciplined investment approach will lead us in the right direction. While this is our second year as managers of Oppenheimer Main Street Growth & Income Fund/VA, we have been employing similar quantitative models for more than 25 years across a wide range of market cycles and conditions. In the process, we have conducted numerous research studies to validate and refine our approach. Equally important are our many years of experience in gauging the behavior of our models under a variety of economic environments and translating the data we receive into portfolios that accurately reflect evolving, real-world market conditions.
         We believe our disciplined, fact-based approach enables us to reduce investment risks while positioning the Fund to perform strongly. Rather than relying on intuition or forecasts, we remain guided by the hard data provided by our quantitative models. This information enables us to position the Fund at the forefront of changing market conditions, and makes Oppenheimer Main Street Growth & Income Fund/VA an important part of The Right Way to Invest.


                Oppenheimer Main Street Growth & Income Fund/VA                3

Statement of Investments  June 30, 2000 (Unaudited)

                                                                              Market Value
                                                              Shares          Note 1
==========================================================================================
Common Stocks--94.9%
------------------------------------------------------------------------------------------
Basic Materials--2.5%
------------------------------------------------------------------------------------------
Chemicals--1.4%
Dexter Corp.                                                    6,000          $   288,000
------------------------------------------------------------------------------------------
Dow Chemical Co.                                               95,700            2,888,944
------------------------------------------------------------------------------------------
Du Pont (E.I.) de Nemours & Co.                               125,800            5,503,750
------------------------------------------------------------------------------------------
Ecolab, Inc.                                                    6,900              269,531
------------------------------------------------------------------------------------------
Engelhard Corp.                                                 6,300              107,494
------------------------------------------------------------------------------------------
Lafarge Corp.                                                   8,100              170,100
------------------------------------------------------------------------------------------
PPG Industries, Inc.                                           14,400              638,100
------------------------------------------------------------------------------------------
Rohm & Haas Co.                                                26,900              928,050
------------------------------------------------------------------------------------------
Union Carbide Corp.                                            20,500            1,014,750
------------------------------------------------------------------------------------------
Universal Corp.                                                 5,000              105,625
                                                                               -----------
                                                                                11,914,344
------------------------------------------------------------------------------------------
Metals--0.8%
AK Steel Holding Corp.                                         10,000               80,000
------------------------------------------------------------------------------------------
Alcan Aluminium Ltd.                                           40,000            1,240,000
------------------------------------------------------------------------------------------
Alcan Aluminium Ltd.                                            3,800              117,973
------------------------------------------------------------------------------------------
Alcoa, Inc.                                                   149,600            4,338,400
------------------------------------------------------------------------------------------
Inco Ltd.(1)                                                   32,900              505,837
------------------------------------------------------------------------------------------
Nucor Corp.                                                     4,900              162,619
------------------------------------------------------------------------------------------
Reliance Steel & Aluminum Co.                                  15,000              286,875
------------------------------------------------------------------------------------------
Ryerson Tull, Inc.                                             13,000              134,875
------------------------------------------------------------------------------------------
Worthington Industries, Inc.                                    3,600               37,800
                                                                               -----------
                                                                                 6,904,379
------------------------------------------------------------------------------------------
Paper--0.3%
Pactiv Corp.(1)                                                17,000              133,875
------------------------------------------------------------------------------------------
Rayonier, Inc.                                                 20,000              717,500
------------------------------------------------------------------------------------------
Westvaco Corp.                                                  3,000               74,437
------------------------------------------------------------------------------------------
Weyerhaeuser Co.                                               36,300            1,560,900
------------------------------------------------------------------------------------------
Willamette Industries, Inc.                                    11,700              318,825
                                                                               -----------
                                                                                 2,805,537
------------------------------------------------------------------------------------------
Capital Goods--10.2%
------------------------------------------------------------------------------------------
Aerospace/Defense--0.9%
Boeing Co.                                                    172,000            7,191,750
------------------------------------------------------------------------------------------
General Dynamics Corp.                                          5,400              282,150
------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.(1)                            2,000              114,125
------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                          2,500              165,625
                                                                               -----------
                                                                                 7,753,650


4                Oppenheimer Main Street Growth & Income Fund/VA

Statement of Investments  (Unaudited) (Continued)

                                                                              Market Value
                                                              Shares          Note 1
------------------------------------------------------------------------------------------
Electrical Equipment--5.8%
AVX Corp.                                                      44,800          $ 1,027,600
------------------------------------------------------------------------------------------
CommScope, Inc.(1)                                             12,000              492,000
------------------------------------------------------------------------------------------
Conexant Systems, Inc.(1)                                      22,900            1,113,512
------------------------------------------------------------------------------------------
Emerson Electric Co.                                           31,100            1,877,662
------------------------------------------------------------------------------------------
General Electric Co.                                          695,300           36,850,900
------------------------------------------------------------------------------------------
Integrated Device Technology, Inc.(1)                          27,800            1,664,525
------------------------------------------------------------------------------------------
Molex, Inc., Cl. A                                             24,950              873,250
------------------------------------------------------------------------------------------
Rockwell International Corp.                                   30,600              963,900
------------------------------------------------------------------------------------------
SPX Corp.(1)                                                   11,800            1,427,062
------------------------------------------------------------------------------------------
Symbol Technologies, Inc.(1)                                   11,025              595,350
------------------------------------------------------------------------------------------
Vishay Intertechnology, Inc.(1)                                28,000            1,062,250
                                                                               -----------
                                                                                47,948,011
------------------------------------------------------------------------------------------
Industrial Services--0.2%
Fluor Corp.                                                     2,500               79,062
------------------------------------------------------------------------------------------
Paychex, Inc.                                                  30,750            1,291,500
------------------------------------------------------------------------------------------
Valassis Communications, Inc.(1)                               10,000              381,250
                                                                               -----------
                                                                                 1,751,812
------------------------------------------------------------------------------------------
Manufacturing--3.3%
American Standard Cos., Inc.(1)                                75,000            3,075,000
------------------------------------------------------------------------------------------
Avery-Dennison Corp.                                           36,400            2,443,350
------------------------------------------------------------------------------------------
Ball Corp.                                                      1,200               38,625
------------------------------------------------------------------------------------------
Bemis Co., Inc.                                                 4,700              158,037
------------------------------------------------------------------------------------------
Caterpillar, Inc.                                               7,700              260,837
------------------------------------------------------------------------------------------
Cooper Industries, Inc.                                        13,900              452,619
------------------------------------------------------------------------------------------
Corning, Inc.                                                  20,500            5,532,437
------------------------------------------------------------------------------------------
Cummins Engine Co., Inc.                                        2,400               65,400
------------------------------------------------------------------------------------------
Dover Corp.                                                    40,100            1,626,556
------------------------------------------------------------------------------------------
Eaton Corp.                                                     7,400              495,800
------------------------------------------------------------------------------------------
Energizer Holdings, Inc.(1)                                     4,000               73,000
------------------------------------------------------------------------------------------
Honeywell International, Inc.                                  99,775            3,361,170
------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                      15,100              860,700
------------------------------------------------------------------------------------------
Kulicke & Soffa Industries, Inc.(1)                             1,000               59,375
------------------------------------------------------------------------------------------
Mark IV Industries, Inc.                                       15,000              313,125
------------------------------------------------------------------------------------------
Mettler-Toledo International, Inc.(1)                           6,000              240,000
------------------------------------------------------------------------------------------
Microchip Technology, Inc.(1)                                   4,500              262,195
------------------------------------------------------------------------------------------
Miller (Herman), Inc.                                          10,000              258,750
------------------------------------------------------------------------------------------
Minnesota Mining & Manufacturing Co.                           83,500            6,888,750
------------------------------------------------------------------------------------------
PACCAR, Inc.                                                    3,800              150,812
------------------------------------------------------------------------------------------
Parker-Hannifin Corp.                                          12,100              414,425
                                                                               -----------
                                                                                27,030,963


                Oppenheimer Main Street Growth & Income Fund/VA             5

Statement of Investments  (Unaudited) (Continued)

                                                                              Market Value
                                                              Shares          Note 1
------------------------------------------------------------------------------------------
Communication Services--3.1%
------------------------------------------------------------------------------------------
Telecommunications: Long Distance--0.6%
ALLTEL Corp.                                                   12,100          $   749,444
------------------------------------------------------------------------------------------
Brocade Communications Systems, Inc.(1)                         5,400              990,816
------------------------------------------------------------------------------------------
Comverse Technology, Inc.(1)                                    8,800              818,400
------------------------------------------------------------------------------------------
Intermedia Communications, Inc.(1)(2)                           1,230               34,763
------------------------------------------------------------------------------------------
Sprint Corp. (Fon Group)                                       50,000            2,550,000
                                                                               -----------
                                                                                 5,143,423
------------------------------------------------------------------------------------------
Telephone Utilities--2.4%
Bell Atlantic Corp.                                           146,000            7,418,625
------------------------------------------------------------------------------------------
BellSouth Corp.                                               256,000           10,912,000
------------------------------------------------------------------------------------------
GTE Corp.                                                      29,800            1,855,050
                                                                               -----------
                                                                                20,185,675
------------------------------------------------------------------------------------------
Telecommunications: Wireless--0.1%
Amdocs Ltd.(1)                                                  9,000              690,750
------------------------------------------------------------------------------------------
Consumer Cyclicals--10.9%
------------------------------------------------------------------------------------------
Autos & Housing--0.9%
Arvin Industries, Inc.                                          6,900              119,887
------------------------------------------------------------------------------------------
Bandag, Inc.                                                    2,000               48,500
------------------------------------------------------------------------------------------
Centex Construction Products, Inc.                              6,000              136,125
------------------------------------------------------------------------------------------
Delphi Automotive Systems Corp.                                50,831              740,226
------------------------------------------------------------------------------------------
Fortune Brands, Inc.                                           10,800              249,075
------------------------------------------------------------------------------------------
General Motors Corp.                                           50,164            2,912,647
------------------------------------------------------------------------------------------
Johnson Controls, Inc.                                          6,700              343,794
------------------------------------------------------------------------------------------
Lear Corp.(1)                                                  17,500              350,000
------------------------------------------------------------------------------------------
Meritor Automotive, Inc.                                       12,000              132,000
------------------------------------------------------------------------------------------
NVR, Inc.(1)                                                    5,800              330,600
------------------------------------------------------------------------------------------
Ryland Group, Inc. (The)                                        7,000              154,875
------------------------------------------------------------------------------------------
Southdown, Inc.                                                 7,000              404,250
------------------------------------------------------------------------------------------
Toll Brothers, Inc.(1)                                         10,000              205,000
------------------------------------------------------------------------------------------
Tower Automotive, Inc.(1)                                       8,900              111,250
------------------------------------------------------------------------------------------
Vulcan Materials Co.                                            8,000              341,500
------------------------------------------------------------------------------------------
Webb (Del E.) Corp.(1)                                          4,300               65,844
------------------------------------------------------------------------------------------
Whirlpool Corp.                                                12,700              592,137
                                                                               -----------
                                                                                 7,237,710
------------------------------------------------------------------------------------------
Consumer Services--0.3%
Avis Group Holdings, Inc.(1)                                   18,000              337,500
------------------------------------------------------------------------------------------
Dun & Bradstreet Corp.                                          2,500               71,562
------------------------------------------------------------------------------------------
Harte-Hanks, Inc.                                              11,000              275,000
------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc.                                12,900              554,700
------------------------------------------------------------------------------------------
Omnicom Group, Inc.                                            13,700            1,220,156
------------------------------------------------------------------------------------------
Young & Rubicam, Inc.                                           3,900              223,031
                                                                               -----------
                                                                                 2,681,949


6               Oppenheimer Main Street Growth & Income Fund/VA

Statement of Investments  (Unaudited) (Continued)

                                                                              Market Value
                                                              Shares          Note 1
------------------------------------------------------------------------------------------
Leisure & Entertainment--0.4%
Brunswick Corp.                                                32,800          $   543,250
------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                          18,200              700,700
------------------------------------------------------------------------------------------
Marriott International, Inc., Cl. A                             6,700              241,619
------------------------------------------------------------------------------------------
MGM Grand, Inc.                                                30,648              984,567
------------------------------------------------------------------------------------------
Park Place Entertainment Corp.(1)                              90,000            1,096,875
                                                                               -----------
                                                                                 3,567,011
------------------------------------------------------------------------------------------
Media--2.2%
Deluxe Corp.                                                    2,200               51,837
------------------------------------------------------------------------------------------
Dow Jones & Co., Inc.                                          15,400            1,128,050
------------------------------------------------------------------------------------------
Gannett Co., Inc.                                              50,000            2,990,625
------------------------------------------------------------------------------------------
Harland (John H.) Co.                                          10,000              149,375
------------------------------------------------------------------------------------------
Knight-Ridder, Inc.                                            14,800              787,175
------------------------------------------------------------------------------------------
McClatchy Co., Cl. A                                            3,600              119,250
------------------------------------------------------------------------------------------
McGraw-Hill, Inc.                                              19,000            1,026,000
------------------------------------------------------------------------------------------
New York Times Co., Cl. A                                      48,000            1,896,000
------------------------------------------------------------------------------------------
R.H. Donnelley Corp.                                            9,900              191,812
------------------------------------------------------------------------------------------
Readers Digest Assn., Inc., Cl. A, Non-Vtg.                    38,300            1,522,425
------------------------------------------------------------------------------------------
Snyder Communications, Inc.(1)                                  5,000              118,750
------------------------------------------------------------------------------------------
Time Warner, Inc.                                              75,000            5,700,000
------------------------------------------------------------------------------------------
Tribune Co.                                                    22,100              773,500
------------------------------------------------------------------------------------------
USA Networks, Inc.(1)                                          73,700            1,593,762
                                                                               -----------
                                                                                18,048,561
------------------------------------------------------------------------------------------
Retail: General--3.9%
Dollar General Corp.                                            5,400              105,300
------------------------------------------------------------------------------------------
Federated Department Stores, Inc.(1)                           47,800            1,613,250
------------------------------------------------------------------------------------------
May Department Stores Co.                                      36,500              876,000
------------------------------------------------------------------------------------------
Sears Roebuck & Co.                                             4,600              150,075
------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                         506,000           29,158,250
                                                                               -----------
                                                                                31,902,875
------------------------------------------------------------------------------------------
Retail: Specialty--2.9%
Ann Taylor Stores Corp.(1)                                      8,000              265,000
------------------------------------------------------------------------------------------
Best Buy Co., Inc.(1)                                          35,000            2,213,750
------------------------------------------------------------------------------------------
BJ's Wholesale Club, Inc.(1)                                   10,800              356,400
------------------------------------------------------------------------------------------
Circuit City Stores-Circuit City Group                          7,300              242,269
------------------------------------------------------------------------------------------
Gap, Inc.                                                      30,700              959,375
------------------------------------------------------------------------------------------
Home Depot, Inc.                                              283,300           14,147,294
------------------------------------------------------------------------------------------
Limited, Inc.                                                  79,900            1,727,837
------------------------------------------------------------------------------------------
Payless ShoeSource, Inc.(1)                                       350               17,937
------------------------------------------------------------------------------------------
RadioShack Corp.                                               11,000              521,125
------------------------------------------------------------------------------------------
Ross Stores, Inc.                                              43,000              733,687
------------------------------------------------------------------------------------------
Target Corp.                                                   12,000              696,000
------------------------------------------------------------------------------------------
Tiffany & Co.                                                  16,900            1,140,750
------------------------------------------------------------------------------------------
Zale Corp.(1)                                                  18,000              657,000
                                                                               -----------
                                                                                23,678,424


                Oppenheimer Main Street Growth & Income Fund/VA             7

Statement of Investments  (Unaudited) (Continued)

                                                                              Market Value
                                                               Shares         Note 1
------------------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings--0.3%
Jones Apparel Group, Inc.(1)                                   65,099           $1,529,826
------------------------------------------------------------------------------------------
Linens 'N Things, Inc.(1)                                       5,000              135,625
------------------------------------------------------------------------------------------
Liz Claiborne, Inc.                                            14,000              493,500
------------------------------------------------------------------------------------------
Mohawk Industries, Inc.(1)                                      7,900              171,825
------------------------------------------------------------------------------------------
Too, Inc.(1)                                                    2,957               75,219
------------------------------------------------------------------------------------------
VF Corp.                                                        4,800              114,300
------------------------------------------------------------------------------------------
WestPoint Stevens, Inc.                                        10,100              112,362
                                                                                ----------
                                                                                 2,632,657
------------------------------------------------------------------------------------------
Consumer Staples--4.1%
------------------------------------------------------------------------------------------
Beverages--0.7%
Adolph Coors Co., Cl. B                                         3,500              211,750
------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                      67,000            5,004,062
------------------------------------------------------------------------------------------
Brown-Forman Corp., Cl. B                                         700               37,625
------------------------------------------------------------------------------------------
Canandaigua Brands, Inc., Cl. A(1)                              2,700              136,181
------------------------------------------------------------------------------------------
Seagram Co. Ltd. (The)                                          4,100              237,800
                                                                                ----------
                                                                                 5,627,418
------------------------------------------------------------------------------------------
Broadcasting--0.8%
AT&T--Liberty Media Group, Series A(1)                         54,000            1,309,500
------------------------------------------------------------------------------------------
Comcast Corp., Cl. A Special(1)                                67,800            2,745,900
------------------------------------------------------------------------------------------
Cox Communications, Inc., Cl. A(1)                             10,000              455,625
------------------------------------------------------------------------------------------
Infinity Broadcasting Corp., Cl. A(1)                           8,000              291,500
------------------------------------------------------------------------------------------
MediaOne Group, Inc.(1)                                        21,000            1,392,589
------------------------------------------------------------------------------------------
ValueVision International, Inc., Cl. A(1)                       2,900               69,600
                                                                                ----------
                                                                                 6,264,714
------------------------------------------------------------------------------------------
Entertainment--1.0%
Brinker International, Inc.(1)                                 18,000              526,500
------------------------------------------------------------------------------------------
Darden Restaurants, Inc.                                       14,600              237,250
------------------------------------------------------------------------------------------
Disney (Walt) Co.                                              80,400            3,120,525
------------------------------------------------------------------------------------------
Ruby Tuesday, Inc.                                             20,000              251,250
------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B(1)                                         62,930            4,291,039
------------------------------------------------------------------------------------------
Wendy's International, Inc.                                    14,000              249,375
                                                                                ----------
                                                                                 8,675,939
------------------------------------------------------------------------------------------
Food--0.4%
Agribrands International, Inc.(1)                              10,000              419,375
------------------------------------------------------------------------------------------
ConAgra, Inc.                                                   8,400              160,125
------------------------------------------------------------------------------------------
Hormel Foods Corp.                                              3,500               58,844
------------------------------------------------------------------------------------------
Ralston Purina Co.                                             12,000              239,250
------------------------------------------------------------------------------------------
Sysco Corp.                                                    48,800            2,055,700
                                                                                ----------
                                                                                 2,933,294
------------------------------------------------------------------------------------------
Food & Drug Retailers--0.2%
Walgreen Co.                                                   49,800            1,602,937


8               Oppenheimer Main Street Growth & Income Fund/VA

Statement of Investments  (Unaudited) (Continued)

                                                                              Market Value
                                                              Shares          Note 1
------------------------------------------------------------------------------------------
Household Goods--0.8%
Colgate-Palmolive Co.                                          22,000          $ 1,317,250
------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                           96,500            5,536,687
                                                                               -----------
                                                                                 6,853,937
------------------------------------------------------------------------------------------
Tobacco--0.2%
R.J. Reynolds Tobacco Holdings, Inc.                           57,400            1,603,612
------------------------------------------------------------------------------------------
Energy--15.0%
------------------------------------------------------------------------------------------
Energy Services--3.6%
BJ Services Co.(1)                                             15,000              937,500
------------------------------------------------------------------------------------------
Cabot Oil & Gas Corp., Cl. A                                   21,000              444,937
------------------------------------------------------------------------------------------
Coastal Corp.                                                   8,600              523,525
------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                7,500              244,219
------------------------------------------------------------------------------------------
Cooper Cameron Corp.(1)                                        60,000            3,960,000
------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                       17,100              733,162
------------------------------------------------------------------------------------------
Dynegy, Inc.                                                   22,600            1,543,862
------------------------------------------------------------------------------------------
ENSCO International, Inc.                                     119,000            4,261,687
------------------------------------------------------------------------------------------
Global Marine, Inc.(1)                                        188,500            5,313,344
------------------------------------------------------------------------------------------
Nabors Industries, Inc.(1)                                     60,000            2,493,750
------------------------------------------------------------------------------------------
Noble Drilling Corp.(1)                                        60,000            2,471,250
------------------------------------------------------------------------------------------
Renaissance Energy Ltd.(1)                                      3,300               31,960
------------------------------------------------------------------------------------------
Rowan Cos., Inc.(1)                                             8,400              255,150
------------------------------------------------------------------------------------------
Santa Fe International Corp.                                   84,000            2,934,750
------------------------------------------------------------------------------------------
Stolt Offshore SA, ADR(1)                                     315,000            3,740,625
                                                                               -----------
                                                                                29,889,721
------------------------------------------------------------------------------------------
Oil: Domestic--7.4%
Amerada Hess Corp.                                             21,700            1,339,975
------------------------------------------------------------------------------------------
Chevron Corp.                                                 100,500            8,523,656
------------------------------------------------------------------------------------------
Chieftain International, Inc.(1)                               53,600            1,021,750
------------------------------------------------------------------------------------------
Conoco, Inc., Cl. B                                            24,500              601,781
------------------------------------------------------------------------------------------
Devon Energy Corp.                                             40,000            2,247,500
------------------------------------------------------------------------------------------
EOG Resources, Inc.                                            69,200            2,318,200
------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                             299,988           23,549,058
------------------------------------------------------------------------------------------
Frontier Oil Corp.(1)                                          61,300              490,400
------------------------------------------------------------------------------------------
Genesis Exploration Ltd.(1)                                   242,000            1,796,585
------------------------------------------------------------------------------------------
Kerr-McGee Corp.                                               27,800            1,638,462
------------------------------------------------------------------------------------------
Murphy Oil Corp.                                               50,900            3,025,369
------------------------------------------------------------------------------------------
Newfield Exploration Co.(1)                                    26,100            1,021,162
------------------------------------------------------------------------------------------
Noble Affiliates, Inc.                                          8,000              298,000
------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                     30,500              642,406
------------------------------------------------------------------------------------------
Phillips Petroleum Co.                                         35,000            1,774,063
------------------------------------------------------------------------------------------
Stone Energy Corp.(1)                                          14,400              860,400
------------------------------------------------------------------------------------------
Tesoro Petroleum Corp.(1)                                      34,000              344,250
------------------------------------------------------------------------------------------
Texaco, Inc.                                                   72,500            3,860,625


                Oppenheimer Main Street Growth & Income Fund/VA             9

Statement of Investments  (Unaudited) (Continued)

                                                                              Market Value
                                                              Shares          Note 1
------------------------------------------------------------------------------------------
Oil: Domestic  (continued)
Tosco Corp.                                                    29,000          $   821,063
------------------------------------------------------------------------------------------
Union Pacific Resources Group, Inc.                             6,000              132,000
------------------------------------------------------------------------------------------
USX-Marathon Group                                              4,000              100,250
------------------------------------------------------------------------------------------
Vastar Resources, Inc.                                         60,000            4,927,500
                                                                               -----------
                                                                                61,334,455
------------------------------------------------------------------------------------------
Oil: International--4.0%
Anderson Exploration Ltd.(1)                                  157,679            2,862,634
------------------------------------------------------------------------------------------
Beau Canada Exploration Ltd.(1)                               308,600              337,404
------------------------------------------------------------------------------------------
Berkley Petroleum Corp.(1)                                    179,700            1,133,964
------------------------------------------------------------------------------------------
Canadian 88 Energy Corp.                                      300,000              617,534
------------------------------------------------------------------------------------------
Canadian Hunter Exploration Ltd.(1)                            24,400              517,905
------------------------------------------------------------------------------------------
Canadian Hunter Exploration Ltd.(1)                            78,500            1,666,211
------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd.(1)                            120,000            3,482,486
------------------------------------------------------------------------------------------
Encal Energy Ltd.(1)                                           70,000              444,085
------------------------------------------------------------------------------------------
Paramount Resources Ltd.                                       58,900              602,237
------------------------------------------------------------------------------------------
Ranger Oil Ltd.(1)                                             85,300              454,795
------------------------------------------------------------------------------------------
Rio Alto Exploration Ltd.(1)                                   54,150              990,393
------------------------------------------------------------------------------------------
Royal Dutch Petroleum Co., NY Shares                          283,100           17,428,344
------------------------------------------------------------------------------------------
Talisman Energy, Inc.(1)                                       67,000            2,217,959
                                                                               -----------
                                                                                32,755,951
------------------------------------------------------------------------------------------
Financial--7.8%
------------------------------------------------------------------------------------------
Banks--0.8%
BB&T Corp.                                                      5,600              133,700
------------------------------------------------------------------------------------------
Mellon Financial Corp.                                         13,000              473,688
------------------------------------------------------------------------------------------
National City Corp.                                             3,400               58,013
------------------------------------------------------------------------------------------
Northern Trust Corp.                                            4,000              260,250
------------------------------------------------------------------------------------------
Old Kent Financial Corp.                                       14,385              384,799
------------------------------------------------------------------------------------------
PNC Financial Services Group                                   19,700              923,438
------------------------------------------------------------------------------------------
Prosperity Bancshares, Inc.                                    67,500            1,088,438
------------------------------------------------------------------------------------------
Wachovia Corp.                                                  5,100              276,675
------------------------------------------------------------------------------------------
Wells Fargo Co.                                                82,500            3,196,875
                                                                               -----------
                                                                                 6,795,876
------------------------------------------------------------------------------------------
Diversified Financial--5.0%
Bear Stearns Cos., Inc.                                         6,600              274,725
------------------------------------------------------------------------------------------
Citigroup, Inc.                                               370,400           22,316,600
------------------------------------------------------------------------------------------
Fannie Mae                                                     20,000            1,043,750
------------------------------------------------------------------------------------------
Financial Security Assurance Holdings Ltd.                      7,000              531,125
------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                28,700            2,722,913
------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                 22,000            2,080,375
------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                      19,000            2,185,000
------------------------------------------------------------------------------------------
MGIC Investment Corp.                                          18,700              850,850
------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                               88,600            7,375,950


10              Oppenheimer Main Street Growth & Income Fund/VA

Statement of Investments  (Unaudited) (Continued)

                                                                              Market Value
                                                              Shares          Note 1
------------------------------------------------------------------------------------------
Diversified Financial  (continued)
PaineWebber Group, Inc.                                         5,700          $   259,350
------------------------------------------------------------------------------------------
PMI Group, Inc. (The)                                          30,000            1,425,000
------------------------------------------------------------------------------------------
SEI Investments Co.                                             6,700              266,744
                                                                               -----------
                                                                                41,332,382
------------------------------------------------------------------------------------------
Insurance--1.9%
AFLAC, Inc.                                                    11,500              528,281
------------------------------------------------------------------------------------------
Allmerica Financial Corp.                                      16,000              838,000
------------------------------------------------------------------------------------------
American International Group, Inc.                             56,200            6,603,500
------------------------------------------------------------------------------------------
AXA Financial, Inc.                                            84,200            2,862,800
------------------------------------------------------------------------------------------
Cigna Corp.                                                    32,000            2,992,000
------------------------------------------------------------------------------------------
Cincinnati Financial Corp.                                      9,700              304,944
------------------------------------------------------------------------------------------
Jefferson-Pilot Corp.                                          18,500            1,044,094
------------------------------------------------------------------------------------------
Radian Group, Inc.                                              4,000              207,000
------------------------------------------------------------------------------------------
St. Paul Cos., Inc.                                            10,500              358,313
                                                                               -----------
                                                                                15,738,932
------------------------------------------------------------------------------------------
Savings & Loans--0.1%
Dime Bancorp, Inc.                                             15,000              236,250
------------------------------------------------------------------------------------------
Golden State Bancorp, Inc.(1)                                  30,000              540,000
------------------------------------------------------------------------------------------
Golden West Financial Corp.                                    11,000              448,938
                                                                               -----------
                                                                                 1,225,188
------------------------------------------------------------------------------------------
Healthcare--8.4%
------------------------------------------------------------------------------------------
Healthcare/Drugs--8.2%
Alpharma, Inc., Cl. A                                           5,000              311,250
------------------------------------------------------------------------------------------
Amgen, Inc.(1)                                                137,000            9,624,250
------------------------------------------------------------------------------------------
Andrx Corp.(1)                                                 29,600            1,892,088
------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                      127,200            7,409,400
------------------------------------------------------------------------------------------
Chiron Corp.(1)                                                 7,500              356,250
------------------------------------------------------------------------------------------
HCA-Healthcare Corp. (The)                                     18,800              571,050
------------------------------------------------------------------------------------------
Immunex Corp.(1)                                               25,000            1,235,938
------------------------------------------------------------------------------------------
Johnson & Johnson                                             112,200           11,430,375
------------------------------------------------------------------------------------------
Mallinckrodt, Inc.                                              1,300               56,469
------------------------------------------------------------------------------------------
Medimmune, Inc.(1)                                             14,000            1,036,000
------------------------------------------------------------------------------------------
Merck & Co., Inc.                                             219,000           16,780,875
------------------------------------------------------------------------------------------
Pfizer, Inc.                                                  186,300            8,942,400
------------------------------------------------------------------------------------------
Schering-Plough Corp.                                          92,000            4,646,000
------------------------------------------------------------------------------------------
Trigon Healthcare, Inc.(1)                                     19,500            1,005,469
------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                       31,600            2,709,700
                                                                               -----------
                                                                                68,007,514


                Oppenheimer Main Street Growth & Income Fund/VA             11

Statement of Investments  (Unaudited) (Continued)

                                                                              Market Value
                                                              Shares          Note 1
------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--0.2%
Alberto-Culver Co., Cl. B                                       2,000          $    61,125
------------------------------------------------------------------------------------------
Allergan, Inc.                                                 13,200              983,400
------------------------------------------------------------------------------------------
Biomet, Inc.                                                    7,000              269,063
------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc.(1)                              2,600              156,488
------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                               7,800              515,775
                                                                               -----------
                                                                                 1,985,851
------------------------------------------------------------------------------------------
Technology--30.5%
------------------------------------------------------------------------------------------
Computer Hardware--7.8%
Agilent Technologies, Inc.(1)                                   9,147              674,591
------------------------------------------------------------------------------------------
Apple Computer, Inc.(1)                                        60,000            3,142,500
------------------------------------------------------------------------------------------
Dell Computer Corp.(1)                                         87,000            4,290,188
------------------------------------------------------------------------------------------
Electronics for Imaging, Inc.(1)                               10,300              260,719
------------------------------------------------------------------------------------------
EMC Corp.(1)                                                   20,000            1,538,750
------------------------------------------------------------------------------------------
Gateway, Inc.(1)                                               18,000            1,021,500
------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                            95,300           11,900,588
------------------------------------------------------------------------------------------
International Business Machines Corp.                         198,600           21,759,113
------------------------------------------------------------------------------------------
KLA Instruments Corp.(1)                                       31,600            1,850,575
------------------------------------------------------------------------------------------
Lexmark International Group, Inc., Cl. A                        4,100              275,725
------------------------------------------------------------------------------------------
NCR Corp.(1)                                                    4,600              179,113
------------------------------------------------------------------------------------------
Network Appliance, Inc.(1)                                     20,000            1,610,000
------------------------------------------------------------------------------------------
Seagate Technology, Inc.(1)                                    31,000            1,705,000
------------------------------------------------------------------------------------------
Sun Microsystems, Inc.(1)                                     158,400           14,404,500
                                                                               -----------
                                                                                64,612,862
------------------------------------------------------------------------------------------
Computer Services--0.8%
Applied Micro Circuits Corp.(1)                                 3,300              325,875
------------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                                51,300            2,747,756
------------------------------------------------------------------------------------------
DST Systems, Inc.(1)                                            3,000              228,375
------------------------------------------------------------------------------------------
First Data Corp.                                               51,300            2,545,763
------------------------------------------------------------------------------------------
Sycamore Networks, Inc.                                         6,500              717,438
                                                                               -----------
                                                                                 6,565,207
------------------------------------------------------------------------------------------
Computer Software--4.3%
Adobe Systems, Inc.                                            20,000            2,600,000
------------------------------------------------------------------------------------------
BEA Systems, Inc.(1)                                            4,200              207,638
------------------------------------------------------------------------------------------
Computer Associates International, Inc.                        76,400            3,910,725
------------------------------------------------------------------------------------------
Computer Sciences Corp.(1)                                      5,000              373,438
------------------------------------------------------------------------------------------
Electronic Data Systems Corp.                                  15,000              618,750
------------------------------------------------------------------------------------------
Oracle Corp.(1)                                               248,000           20,847,500
------------------------------------------------------------------------------------------
Peoplesoft, Inc.(1)                                            19,300              323,275
------------------------------------------------------------------------------------------
Portal Software, Inc.(1)                                        2,300              146,913
------------------------------------------------------------------------------------------
Siebel Systems, Inc.(1)                                        12,000            1,962,750
------------------------------------------------------------------------------------------
Symantec Corp.(1)                                              12,000              647,250
------------------------------------------------------------------------------------------
Veritas Software Corp.(1)                                      31,000            3,503,484
------------------------------------------------------------------------------------------
Yahoo!, Inc.(1)                                                 4,400              545,050
                                                                               -----------
                                                                                35,686,773


12              Oppenheimer Main Street Growth & Income Fund/VA

Statement of Investments  (Unaudited) (Continued)

                                                                              Market Value
                                                              Shares          Note 1
------------------------------------------------------------------------------------------
Communications Equipment--5.7%
ADC Telecommunications, Inc.(1)                                11,400          $   956,175
------------------------------------------------------------------------------------------
CIENA Corp.(1)                                                 14,900            2,483,644
------------------------------------------------------------------------------------------
Cisco Systems, Inc.                                           465,000           29,556,563
------------------------------------------------------------------------------------------
Harmonic, Inc.(1)                                               4,000               99,000
------------------------------------------------------------------------------------------
Nortel Networks Corp.                                         182,000           12,421,500
------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                       17,000            1,266,500
                                                                               -----------
                                                                                46,783,382
------------------------------------------------------------------------------------------
Electronics--11.6%
Advanced Micro Devices, Inc.(1)                                 8,900              687,525
------------------------------------------------------------------------------------------
Altera Corp.(1)                                                17,500            1,783,906
------------------------------------------------------------------------------------------
Analog Devices, Inc.(1)                                        54,000            4,104,000
------------------------------------------------------------------------------------------
Applied Materials, Inc.(1)                                     50,000            4,531,250
------------------------------------------------------------------------------------------
Atmel Corp.(1)                                                 25,000              921,875
------------------------------------------------------------------------------------------
Cypress Semiconductor Corp.(1)                                 36,000            1,521,000
------------------------------------------------------------------------------------------
General Motors Corp., Cl. H(1)                                  8,132              713,583
------------------------------------------------------------------------------------------
Grainger (W.W.), Inc.                                           6,700              206,444
------------------------------------------------------------------------------------------
Intel Corp.                                                   423,000           56,549,813
------------------------------------------------------------------------------------------
Lam Research Corp.(1)                                          30,000            1,125,000
------------------------------------------------------------------------------------------
Lattice Semiconductor Corp.(1)                                 14,000              967,750
------------------------------------------------------------------------------------------
Linear Technology Corp.                                        26,600            1,700,738
------------------------------------------------------------------------------------------
LSI Logic Corp.(1)                                             35,000            1,894,375
------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.(1)                              7,800              529,913
------------------------------------------------------------------------------------------
National Semiconductor Corp.(1)                                43,700            2,479,975
------------------------------------------------------------------------------------------
Novellus Systems, Inc.(1)                                       6,000              339,375
------------------------------------------------------------------------------------------
PMC-Sierra, Inc.(1)                                            10,000            1,776,875
------------------------------------------------------------------------------------------
QLogic Corp.(1)                                                12,000              792,750
------------------------------------------------------------------------------------------
RF Micro Devices, Inc.(1)                                       7,000              613,375
------------------------------------------------------------------------------------------
Teradyne, Inc.(1)                                              24,900            1,830,150
------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                        90,000            6,181,875
------------------------------------------------------------------------------------------
Waters Corp.(1)                                                 7,200              898,650
------------------------------------------------------------------------------------------
Xilinx, Inc.(1)                                                48,000            3,963,000
                                                                               -----------
                                                                                96,113,197
------------------------------------------------------------------------------------------
Photography--0.3%
Eastman Kodak Co.                                              38,300            2,278,850
------------------------------------------------------------------------------------------
Transportation--0.7%
------------------------------------------------------------------------------------------
Air Transportation--0.4%
Continental Airlines, Inc., Cl. B(1)                           51,558            2,423,226
------------------------------------------------------------------------------------------
Delta Air Lines, Inc.                                           9,000              455,063
------------------------------------------------------------------------------------------
UAL Corp.                                                       4,800              279,300
                                                                               -----------
                                                                                 3,157,589


                Oppenheimer Main Street Growth & Income Fund/VA             13

Statement of Investments  (Unaudited) (Continued)

                                                                              Market Value
                                                               Shares         Note 1
------------------------------------------------------------------------------------------
Railroads & Truckers--0.3%
------------------------------------------------------------------------------------------
Rollins Truck Leasing Co.                                      10,000         $     69,375
------------------------------------------------------------------------------------------
Union Pacific Corp.                                            36,700            1,364,781
------------------------------------------------------------------------------------------
XTRA Corp.(1)                                                  18,600              733,538
                                                                              ------------
                                                                                 2,167,694
------------------------------------------------------------------------------------------
Utilities--1.7%
------------------------------------------------------------------------------------------
Electric Utilities--1.4%
AES Corp. (The)(1)                                             10,400              474,500
------------------------------------------------------------------------------------------
Allegheny Energy, Inc.                                          9,800              268,275
------------------------------------------------------------------------------------------
Ameren Corp.                                                   13,300              448,875
------------------------------------------------------------------------------------------
Calpine Corp.(1)                                               12,000              789,000
------------------------------------------------------------------------------------------
Conectiv, Inc.                                                  4,000               62,250
------------------------------------------------------------------------------------------
DTE Energy Co.                                                 12,300              375,919
------------------------------------------------------------------------------------------
Energy East Corp.                                              14,100              268,781
------------------------------------------------------------------------------------------
Entergy Corp.                                                  13,900              377,906
------------------------------------------------------------------------------------------
FirstEnergy Corp.                                               7,400              172,975
------------------------------------------------------------------------------------------
Florida Progress Corp.                                         32,000            1,500,000
------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc.                                       10,000              201,250
------------------------------------------------------------------------------------------
Northeast Utilities Co.                                        10,400              226,200
------------------------------------------------------------------------------------------
Peco Energy Co.                                                38,500            1,552,031
------------------------------------------------------------------------------------------
PG&E Corp.                                                     22,800              561,450
------------------------------------------------------------------------------------------
PPL Corp.                                                      24,000              526,500
------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                          50,900            1,762,413
------------------------------------------------------------------------------------------
Southern Co.                                                   24,400              568,825
------------------------------------------------------------------------------------------
TXU Corp.                                                       8,000              236,000
------------------------------------------------------------------------------------------
Unicom Corp.                                                   36,000            1,392,750
                                                                              ------------
                                                                                11,765,900
------------------------------------------------------------------------------------------
Gas Utilities--0.3%
Enron Corp.                                                    33,300            2,147,850
------------------------------------------------------------------------------------------
NICOR, Inc.                                                     1,200               39,150
------------------------------------------------------------------------------------------
Sempra Energy                                                  15,929              270,794
                                                                              ------------
                                                                                 2,457,794
                                                                              ------------
Total Common Stocks (Cost $700,019,961)                                        786,094,700


14              Oppenheimer Main Street Growth & Income Fund/VA

Statement of Investments  (Unaudited) (Continued)

                                                                              Market Value
                                                          Shares              Note 1
==========================================================================================
Preferred Stocks--0.4%
------------------------------------------------------------------------------------------
Reliant Energy, Inc., 7% Automatic
Common Exchange Securities for
Time Warner, Inc. Common Stock (Cost $1,170,994)               25,000         $  3,140,320

                                                          Principal
                                                          Amount
==========================================================================================
Repurchase Agreements--7.0%
------------------------------------------------------------------------------------------
Repurchase agreement with PaineWebber,
Inc., 6.55%, dated 6/30/00, to be
repurchased at $58,302,806 on 7/3/00,
collateralized by U.S. Treasury Nts.,
5.50%, 7/31/01, with a value of $29,588,859
and U.S. Treasury Bonds, 7.875%, 11/15/07,
with a value of $29,913,085 (Cost $58,271,000)            $58,271,000           58,271,000
------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $759,461,955)                 102.3%         847,506,020
------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                            (2.3)         (19,396,204)
                                                          -----------         ------------
Net Assets                                                      100.0%        $828,109,816
                                                          ===========         ============

1. Non-income-producing security.
2. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.

See accompanying Notes to Financial Statements.


                Oppenheimer Main Street Growth & Income Fund/VA             15

Statement of Assets and Liabilities  June 30, 2000 (Unaudited)

================================================================================================
Assets
Investments, at value (cost $759,461,955)--see accompanying statement               $847,506,020
------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                       3,816,113
Shares of beneficial interest sold                                                     2,220,772
Interest and dividends                                                                   451,141
Other                                                                                      3,566
                                                                                    ------------
Total assets                                                                         853,997,612
================================================================================================
Liabilities
Bank overdraft                                                                           256,417
------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                 24,461,548
Shares of beneficial interest redeemed                                                 1,096,247
Trustees' compensation                                                                       557
Transfer and shareholder servicing agent fees                                                 78
Other                                                                                     72,949
                                                                                    ------------
Total liabilities                                                                     25,887,796
================================================================================================
Net Assets                                                                          $828,109,816
                                                                                    ============
================================================================================================
Composition of Net Assets
Paid-in capital                                                                     $758,780,121
------------------------------------------------------------------------------------------------
Undistributed net investment income                                                    2,639,301
------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions       (21,353,189)
------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of
assets and liabilities denominated in foreign currencies                              88,043,583
                                                                                    ------------
Net assets--applicable to 35,461,781 shares of beneficial interest outstanding      $828,109,816
                                                                                    ============
================================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share                  $23.35

See accompanying Notes to Financial Statements.


16              Oppenheimer Main Street Growth & Income Fund/VA

Statement of Operations  For the Six Months Ended June 30, 2000 (Unaudited)

=====================================================================================
Investment Income
Dividends (net of foreign withholding taxes of $28,661)                  $  3,350,589
-------------------------------------------------------------------------------------
Interest                                                                    1,749,410
                                                                         ------------
Total income                                                                5,099,999
=====================================================================================
Expenses
Management fees                                                             2,376,588
-------------------------------------------------------------------------------------
Custodian fees and expenses                                                     9,021
-------------------------------------------------------------------------------------
Trustees' compensation                                                          1,345
-------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                     942
-------------------------------------------------------------------------------------
Other                                                                          55,113
                                                                         ------------
Total expenses                                                              2,443,009
Less expenses paid indirectly                                                  (9,021)
                                                                         ------------
Net expenses                                                                2,433,988
=====================================================================================
Net Investment Income                                                       2,666,011
=====================================================================================
Realized and Unrealized Gain (Loss)
Net realized loss on:
Investments                                                               (19,721,605)
Foreign currency transactions                                                 (27,283)
                                                                         ------------
Net realized loss                                                         (19,748,888)
-------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                21,825,698
Translation of assets and liabilities denominated in foreign currencies      (249,806)
                                                                         ------------
Net change                                                                 21,575,892
                                                                         ------------
Net realized and unrealized gain                                            1,827,004
=====================================================================================
Net Increase in Net Assets Resulting from Operations                     $  4,493,015
                                                                         ============

See accompanying Notes to Financial Statements.


                Oppenheimer Main Street Growth & Income Fund/VA               17

Statements of Changes in Net Assets

                                                           Six Months Ended      Year Ended
                                                           June 30, 2000         December 31,
                                                           (Unaudited)           1999
=============================================================================================
Operations
Net investment income                                      $  2,666,011          $  2,473,903
---------------------------------------------------------------------------------------------
Net realized gain (loss)                                    (19,748,888)           35,804,975
---------------------------------------------------------------------------------------------
Net change in unrealized appreciation                        21,575,892            41,879,594
                                                           ------------          ------------
Net increase in net assets resulting from operations          4,493,015            80,158,472
=============================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment income                         (2,497,726)           (1,427,635)
---------------------------------------------------------------------------------------------
Distributions from net realized gain                        (32,976,915)           (2,405,256)
=============================================================================================
Beneficial Interest Transactions
Net increase in net assets resulting from
beneficial interest transactions                            303,780,410           170,632,137
=============================================================================================
Net Assets
Total increase                                              272,798,784           246,957,718
---------------------------------------------------------------------------------------------
Beginning of period                                         555,311,032           308,353,314
                                                           ------------          ------------
End of period (including undistributed net investment
income of $2,639,301 and $2,471,016, respectively)         $828,109,816          $555,311,032
                                                           ============          ============

See accompanying Notes to Financial Statements.


18              Oppenheimer Main Street Growth & Income Fund/VA

Financial Highlights

                                                       Six Months Ended
                                                       June 30, 2000    Year Ended December 31,
                                                       (Unaudited)      1999        1998        1997       1996         1995(1)
==============================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                     $24.63           $20.48      $20.58      $16.37    $12.51      $10.00
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .06              .11         .13         .19       .14         .01
Net realized and unrealized gain (loss)                    (.01)            4.29         .92        4.91      3.91        2.52
------------------------------------------------------------------------------------------------------------------------------
Total income from investment operations                     .05             4.40        1.05        5.10      4.05        2.53
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.09)            (.09)       (.05)       (.17)     (.14)       (.02)
Distributions from net realized gain                      (1.24)            (.16)      (1.10)       (.72)     (.05)         --
------------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions to shareholders      (1.33)            (.25)      (1.15)       (.89)     (.19)       (.02)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $23.35           $24.63      $20.48      $20.58    $16.37      $12.51
                                                         ======           ======      ======      ======    ======      ======
==============================================================================================================================
Total Return, at Net Asset Value(2)                        0.19%           21.71%       4.70%      32.48%    32.51%      25.25%
==============================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)               $828,110         $555,311    $308,353    $155,368   $47,009      $4,288
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $694,215         $391,063    $234,306    $ 94,906   $21,562      $1,809
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                      0.77%            0.63%       0.74%       1.15%     1.41%       0.50%
Expenses                                                   0.71%            0.78%       0.79%(4)    0.83%(4)  1.00%(4)    2.07%(4)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      30%             118%         86%         79%      113%         24%

1. For the period from July 5, 1995 (commencement of operations) to December 31, 1995.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3. Annualized for periods less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.


                Oppenheimer Main Street Growth & Income Fund/VA              19

Notes to Financial Statements  (Unaudited)

================================================================================
1. Significant Accounting Policies
Oppenheimer Main Street Growth & Income Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's objective is to seek a high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
         The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.


20              Oppenheimer Main Street Growth & Income Fund/VA

================================================================================
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                             Six Months Ended June 30, 2000         Year Ended December 31, 1999
                                             ----------------------------------     -------------------------------
                                             Shares              Amount             Shares             Amount
-------------------------------------------------------------------------------------------------------------------
Sold                                         13,366,571          $314,257,184        9,936,050         $224,240,741
Dividends and/or distributions reinvested     1,515,363            35,474,641          186,334            3,832,892
Redeemed                                     (1,965,156)          (45,951,416)      (2,632,085)         (57,441,496)
                                             ----------          ------------       ----------         ------------
Net increase                                 12,916,778          $303,780,409        7,490,299         $170,632,137
                                             ==========          ============       ==========         ============

================================================================================
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2000, were $447,427,181 and $183,871,978, respectively.

================================================================================
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust. The annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million. The Fund's management fee for the six months ended June 30, 2000, was an annualized rate of 0.69%, before any waiver by the Manager.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services for cost.


                Oppenheimer Main Street Growth & Income Fund/VA              21

================================================================================
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
         The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.
         The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
         Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

================================================================================
6. Illiquid or Restricted Securities
As of June 30, 2000, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 2000 was $34,763, which represents 0.00% of the Fund's net assets, all of which is considered restricted. Information concerning restricted securities is as follows:

                                                                                   Valuation Per
                                      Acquisition               Cost Per           Unit as of
Security                              Dates                     Unit               June 30, 2000
------------------------------------------------------------------------------------------------
Intermedia Communications, Inc.       9/29/98-12/29/98          $12.51-$21.54             $28.26


22              Oppenheimer Main Street Growth & Income Fund/VA

Oppenheimer Main Street(R) Growth & Income Fund/VA
A Series of Oppenheimer Variable Account Funds

====================================================================================================================================
Officers and Trustees                      James C. Swain, Trustee and Chairman of the Board
                                           Bridget A. Macaskill, Trustee and President
                                           William L. Armstrong, Trustee
                                           Robert G. Avis, Trustee
                                           William A. Baker, Trustee
                                           George C. Bowen, Trustee
                                           Edward L. Cameron, Trustee
                                           Jon S. Fossel, Trustee
                                           Sam Freedman, Trustee
                                           Raymond J. Kalinowski, Trustee
                                           C. Howard Kast, Trustee
                                           Robert M. Kirchner, Trustee
                                           Ned M. Steel, Trustee
                                           Charles Albers, Vice President
                                           Nikolaos Monoyios, Vice President
                                           Andrew J. Donohue, Vice President and Secretary
                                           Brian W. Wixted, Treasurer
                                           Robert J. Bishop, Assistant Treasurer
                                           Scott T. Farrar, Assistant Treasurer
                                           Robert G. Zack, Assistant Secretary

====================================================================================================================================
Investment Advisor                         OppenheimerFunds, Inc.

====================================================================================================================================
Transfer Agent                             OppenheimerFunds Services

====================================================================================================================================
Custodian of Portfolio Securities          The Bank of New York

====================================================================================================================================
Independent Auditors                       Deloitte & Touche LLP

====================================================================================================================================
Legal Counsel                              Myer, Swanson, Adams & Wolf, P.C.


                                           The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                                           This is a copy of a report to shareholders of Oppenheimer Main Street Growth & Income
                                           Fund/VA. For material information concerning the Fund, see the Prospectus. This report must be preceded or accompanied by the Fund's prospectus, the separate account prospectus, and current standardized average annual total returns for the separate account being offered.

                                           Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


         (C)Copyright 2000 OppenheimerFunds, Inc. All rights reserved.


                Oppenheimer Main Street Growth & Income Fund/VA               23